1. Corporate information and main business	12 Months Ended
Dec. 31, 2018
Corporate Information And Main Business
Corporate information and main business

Central Puerto S.A. (hereinafter the “Company”, ”we”, “us”, “CPSA” or “CEPU”) and the companies that make up the business group (hereinafter the “Group”) form an integrated group of companies pertaining to the energy sector. The Group is mainly engaged in electric power generation and commercialization.

CEPU was incorporated pursuant to Executive Order No. 122/92. We were formed in connection with privatization process involving Servicios Eléctricos del Gran Buenos Aires S.A. (“SEGBA”) in which SEGBA’s electricity generation, transportation, distribution and sales activities were privatized.

On April 1, 1992, Central Puerto S.A., the consortium-awardee, took possession over SEGBA’s Nuevo Puerto and Puerto Nuevo plants, and we began operations.

Our shares are listed on the BCBA (“Buenos Aires Stock Exchange”), and, since February 2, 2018, they are listed on the NYSE (“New York Stock Exchange”), both under the symbol “CEPU”.

In order to carry out its electric energy generation activity the Group owns the following assets:

–	Our Puerto complex is composed of two facilities, Central Nuevo Puerto (“Nuevo Puerto”) and Central Puerto Nuevo (“Puerto Nuevo”), located in the port of the City of Buenos Aires. Our Puerto complex’s facilities include steam turbines plants and a Combined Cycle plant and has a current installed capacity of 1,714 MW.

–	Our Luján de Cuyo plant is located in Luján de Cuyo, Province of Mendoza and has an installed capacity of 509 MW and a steam generating capacity of 150 tons per hour. (See Note 22.7).

–	The Group also owns the concession right of the Piedra del Águila hydroelectric power plant located at the edge of Limay river in Neuquén province. Piedra del Águila has four 360 MW generating units.

–	The Group is engaged in the management and operations of the thermal plants José de San Martín and Manuel Belgrano through its equity investees Termoeléctrica José de San Martín S.A. (“TJSM”) and Termoeléctrica General Belgrano S.A. (“TMB”). Those entities operate the two thermal generation plants with an installed capacity of 865 MW and 873 MW, respectively. Additionally, through its subsidiary Central Vuelta de Obligado S.A. (“CVO”) the Group is engaged in the operation of the thermal plant Central Vuelta de Obligado, with an installed capacity of 816 MW.

The Group is also engaged in the natural gas distribution public sector service in the Cuyo and Centro regions in Argentina, through its equity investees belonging to ECOGAS Group (See Note 3.2).

Through its subsidiary Proener S.A., the Group sells and transports any type of fuels both in the country and abroad. Moreover, on July 19, 2018, the National Gas Regulation Entity (“Enargas”) filed the Company with the Registry of Traders and Trade Agreements of Enargas.

Moreover, as of the incorporation of CP Renovables S.A. (“CPR”) and its subsidiaries, Vientos La Genoveva S.A.U. and Vientos La Genoveva II S.A.U. the Group takes part on the development and performance of energy projects based on the use of renewable energy sources.

During August and September 2018, the wind farms belonging to CP La Castellana S.A.U. and CP Achiras S.A.U. (CPR subsidiaries) were commissioned, respectively, with a capacity of 99 MW and 48 MW, respectively.

Overview of Argentine Electricity Market

Transactions among different participants in the electricity industry take place through the wholesale electricity market (“WEM”) which is a market in which generators, distributors and certain large users of electricity buy and sell electricity at prices determined by supply and demand (“Term market”) and also, where prices are established on an hourly basis based on the economic production cost, represented by the short term marginal cost measured at the system’s load center (“Spot market”). CAMMESA (Compañía Administradora del Mercado Mayorista Eléctrico Sociedad Anónima) is a quasi-government organization that was established to administer the WEM and functions as a clearing house for the different market participants operating in the WEM. Its main functions include the operation of the WEM and dispatch of generation and price calculation in the Spot market, the real-time operation of the electricity system and the administration of the commercial transactions in the electricity market.

Following Argentina’s economic crisis in 2001 and 2002 the costs of generators were increasing as a result of the devaluation of the Argentine peso and increasing fuel prices. As a result of the freeze in end user tariffs combined with the higher generation costs, CAMMESA began experiencing deficits as it was not able to collect from the end users (via distributors) the full price of electricity it owed to the generators. Given this structural deficit, CAMMESA passed a series of regulations to keep the electrical system operating despite the structural deficit.

Amendments to WEM regulations

a)	Resolution SE No. 406/03 and other regulations related to WEM generators’ receivables

Resolution 406/03 issued in September 2003 enforced priority payments of generator’s balances. Under the priority payment plan, generators only collected the variable generation costs declared and the payments for power capacity and the remaining payments on these plants were delayed as there were not sufficient funds as a result of the structural deficit. Resolution 406/03 established that the resulting monthly obligations to generators for the unpaid balance were to be considered payments without a fixed due date, or “LVFVD receivables” using the Spanish acronym. Although these obligations did not have a specified due date, the Resolution provided that they would earn interest at an equivalent rate to the one received by CAMMESA on its own cash investments, hereafter “the CAMMESA rate”.

As a result of this regulation, a portion of the invoices issued by Company’s plants were not paid in full beginning in 2004.

Between 2004 and 2007, the Argentine government issued a series of resolutions aimed at increasing thermal generation capacity while at the same time providing a mechanism for generators to collect their LVFVD receivables. These resolutions created funds called the “FONINVEMEM” which were administered by trusts (“the FONINVEMEM trust”) and made investments in two thermal generation plants within Argentina. All WEM creditor agents with LVFVD (including the Company) were invited to state formally their decision to participate in forming the FONINVEMEM. The Company, as most LVFVD generators, stated its decision to participate in the creation of the FONINVEMEM with the abovementioned receivables.

Under these Resolutions, the FONINVEMEM trusts are the owner of the plants during the first ten years of operations.

The FONINVEMEM agreements established that the receivables mentioned above will be paid by CAMMESA in 120 equal, consecutive monthly installments commencing on the commercial operation date of the plants. The LVFVD receivables were converted to US dollar to protect the generators from deterioration in the

Argentine peso and began earning interest at LIBOR plus a spread as stipulated in the agreement (as opposed to the CAMMESA rate). After the initial ten years of the plants’ operations, ownership of the plants will be allocated to the generators and the government in accordance with a ratio between the total cost of the plants and the amount of each generator LVFVD. However, the allocation of ownership interests in the plants between and among the generators and the government was not stated in the agreements and has not been communicated to the Company.

The Company participated with LVFVD accrued over the 2004 - 2007 period in the FONINVEMEM trusts to construct the thermal generation plants named Thermal Jose de San Martin and Thermal Manuel Belgrano, which became operational in early 2010. At that time, CAMMESA informed the Company of the payment plan, including the amount of accrued interest at the CAMMESA rate which was added to the principal to be repaid in monthly installments over a ten-year period. Upon receipt of the payment schedule, the Company recognized accrued interest (related to the CAMMESA rate). The Company also began recognizing LIBOR interest income based on the contractual rate provided in the Resolution and the conversion of the receivables into US dollar. Since achieving commercial operations in 2010, CAMMESA have made all scheduled contractual principal and interest payments in accordance with the installment plan.

Additionally, in 2010 the Company approved a new agreement with the former Secretariat of Energy (Central Vuelta Obligado, the “CVO agreement”). This agreement established, among other agreements, a framework to determine a mechanism to settle unpaid trade receivables as per Resolution 406/03 accrued over the 2008- 2011 period by the generators (“CVO receivables”) and for that purpose, enabling the construction of a thermal combined cycle plant named Central Vuelta de Obligado. The CVO agreement established that the CVO receivables will be paid by CAMMESA in 120 equal and consecutive monthly installments. For the determination of the novation of CVO credits, the following mechanism was applied: the cumulative LVFVD (sale settlements with due date to be defined) were converted to USD at the exchange rate established in the agreement (ARS 3.97 per USD for the cumulative LVFVD until the execution date of the CVO Agreement and the closing exchange rate corresponding to each month for the LVFVD subsequently accumulated), and then the LIBOR rate was applied plus a 5% margin.

As from March 20, 2018, CAMMESA granted the commercial operations as a combined cycle of Central Vuelta de Obligado thermal power plant (the “Commercial Approval”). The financial impact of the Comercial Approval is described in Note 14.1.

As of the date of these financial statements, we have collected 609,030 related to January 2019 and February 2019 installments, pursuant to the CVO agreement’s original disbursement schedule, while the issuance of the documents related to March 2018 - December 2018 installments is still remaining.

Under the agreements mentioned in the previous paragraphs, generators created three companies, Termoeléctrica José de San Martín S.A., Termoeléctrica Manuel Belgrano S.A. and Central Vuelta de Obligado S.A., each of which is in charge of managing the purchase of equipment, construction, operation and maintenance of each of the new thermal power plants.

b)	Resolution No. 95/2013, Resolution No. 529/2014, Resolution No. 482/2015 and Resolution No. 22/2016

On March 26, 2013, the former Secretariat of Energy released Resolution No. 95/2013 (“Resolution 95”), which affects the remuneration of generators whose sales prices had been frozen since 2003. This new regulation, which modified the current regulatory framework for the electricity industry, is applicable to generators with certain exceptions. It defined a new compensation system based on compensating for fixed costs, non-fuel variable costs and an additional remuneration. Resolution 95 converted the Argentine electric market towards an “average cost” compensation scheme. Resolution 95 applied to all Company’s plants, excluding La Plata plant, which also sells energy in excess of YPF’s demand on the Spot market pursuant to the framework in place prior to Resolution 95.

In addition, Resolution 95 addressed LVFVD receivables not already included in any one of the FONINVEMEM trusts.

Thermal units must achieve an availability target which varies by technology in order to receive full fixed cost revenues. The availability of all Company’s plants exceeds this market average. As a result of Resolution 95, revenues to Company’s thermal units increased, but the impact on hydroelectric plant Piedra del Águila is dependent on hydrology. The new Resolution also established that all fuels, except coal, are to be provided by CAMMESA.

The resolution also established that part of the additional remuneration shall be not collected in cash rather it is implemented through LVFVD and will be directed to a “New Infrastructure Projects in the Energy Sector” which need to be approved by the former Secretariat of the Energy.

Finally, Resolution 95 suspended the inclusion of new contracts in the Term market as well as their extension or renewal. Notwithstanding the foregoing, contracts in force as at the effective date of Resolution 95 will continue being managed by CAMMESA upon their termination. As from such termination, large users should acquire their supplies directly from CAMMESA.

On May 23, 2014, the Official Gazzette published Resolution No. 529/2014 issued by the former Secretariat of Energy (“Resolution 529”) which retroactively updated the prices of Resolution 95 to February 1, 2014, changed target availability and added a remuneration for non-recurrence maintenance. This remuneration is implemented through LVFVD and is aimed to cover the expenses that the generator incurs when performing major maintenances in its units.

On July 17, 2015, the Secretariat of Electric Energy set forth Resolution No. 482/2015 (“Resolution 482”) which retroactively updated the prices of Resolution 529 to February 1, 2015, and created a new trust called “Recursos para las inversiones del FONINVEMEM 2015-2018” in order to invest in new generation plants. Company’s plants would receive compensation under this program.

Finally, on March 30, 2016, through Resolution No. 22/2016 (“Resolution 22”), the values set by Resolution 482 were updated to become effective as from the transactions of February 2016.

c)	Resolution No. 19/2017

On January 27, 2017, the Secretariat of Electric Energy (“SEE”) issued Resolution SEE No. 19/17 (published in the Official Gazette on February 2, 2017) (“Resolution 19”), which replaced Resolution 95, as amended. This resolution changes electric energy generators remuneration methodology for transactions operated since February 1, 2017.

Resolution 19 substantially amended the tariff scheme applicable, which was previously governed by Resolution 22. Among its most significant provisions, such resolution established: (a) that generation companies would receive a remuneration of electric power generated and available capacity, (b) gradual increases in tariffs effective as of February, May and November 2017, (c) that the new tariffs would be denominated in U.S. dollars, instead of Argentine pesos, thus protecting generation companies from potential fluctuations in the value of the Argentine peso and (d) 100% of the energy sales are collected in cash by generators, eliminating the creation of additional LVFVD receivables.

Pursuant to this resolution, the Secretariat of Electric Energy established that electricity generators, co- generators and self-generators acting as agents in the WEM and which operate conventional thermal power plants, may make guaranteed availability offers (ofertas de disponibilidad garantizada) in the WEM. Pursuant to these offers, these generation companies may commit specific capacity and power output of the generation, provided that such capacity and energy had not been committed under other power purchase agreements. The offers must be accepted by CAMMESA (acting on behalf of the electricity demanding agents of the WEM), who will be the purchaser of the power under the guaranteed availability agreements (compromisos de disponibilidad garantizada). The term of the guaranteed availability agreements is 3 years, and their general terms and conditions are established in Resolution 19.

Resolution 19 also establishes that WEM agents that operate hydroelectric power plants shall be remunerated for the energy and capacity of their generation units in accordance with the values set forth in such resolution.

d)	SGE (Energy Government Secretariat) Resolution No. 70/2018

On November 6, 2018, Resolution no. 70/2018 of the SGE was published, replacing Article 8 of Resolution issued by former SE no. 95/2013. The new article allows MEM Generators, Autogenerators and Cogenerators to obtain their own fuel. This does not alter the commitments assumed by Generation Agents within the context of MEM supply agreements with CAMMESA. It is established that generation costs with their own fuel will be valued according to the recognition mechanism of Average Variable Costs (“CVP”) recognized by CAMMESA. The Resolution also establishes that regarding those Generators not purchasing their own fuel, CAMMESA will continue the commercial management and the fuel supply.

e)	Subsequent Event: Resolution of the Secretariat of Renewable Resources and Electricity Market no. 1/2019

On March 1, 2019 Resolution no. 1/2019 (“Resolution 1”) of the Secretariat of Renewable Resources and Electricity Market was published in the Official Gazette by virtue of which Resolution 19 was abolished. It establishes the new remuneration values of energy, power and associated services for the affected generators, as well as their application methodology. Its validity commences on the date of its publication in the Official Gazette.

According to Resolution 1, the approved remuneration system will be of transitional application and until the following are defined and gradually implemented: regulatory mechanisms aimed at reaching an autonomous, competitive and sustainable operation that allows for freedom of contract between supply and demand; and a technical, economical and operative functioning for the integration of different generation technologies so as to guarantee a reliable and cost effective system.

The following are the main changes introduced by Resolution 1 in connection with Resolution 19:

Energy Sale:

–	The price of energy generated by thermal power stations is reduced. Therefore, the price for energy generated with natural gas is of 4 USD/MWh and 7 USD/MWh for energy generated with liquid fuel.

–	The price for energy generated from non-conventional energy sources (renewable energies) is fixed at 28 USD/MWh.

Power Sale:

–	DIGO price (established by Resolution 19) goes from 7,000 USD/MW-month during the twelve months of the year to 7,000 USD/MW-month the six months of higher seasonal demand for electrical energy (December, January, February, June, July and August) and to 5,500 USD/MW-month the remaining months of the year (March, April, May, September, October and November).

–	Some minimum values of offered availability are changed. Its compliance is subject to the foregoing prices, in accordance with the following chart:

	ARS
Technology	Resolution 19	Resolution 1

Big CC P > 150 MW	3050	3050
Small CC P ≤ 150 MW	3400	3400
Big ST P > 100 MW	4350	4350
Small ST P ≤ 100 MW	5700	5200
Big GT P > 50 MW	3550	3550
Small GT P ≤ 50 MW	4600	4600
Internal Combustion Engines	5700	5200

–	A weighting factor is fixed for the foregoing prices, between 1 and 0.7, depending on the use factor of the twelve months previous to each month of the transaction.

The Company is making a detailed analysis of the scope, application and impact of Resolution 1 on our operations. The power purchase agreements entered into by the Group with CAMMESA are not affected by the provisions of Resolution 1.